Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 6,152	$ 8,279	$ 10,442	$ 12,018	$ 21,197	$ 13,017
Operating expenses:
Cost of revenues	2,488	1,628	4,261	3,221	6,585	5,863
Sales and marketing	4,370	1,008	6,951	2,084	4,240	4,739
Research and development	18,862	14,023	35,512	28,466	59,178	54,279
General and administrative	9,362	4,119	13,365	7,365	16,521	14,140
Total operating expenses	35,082	20,778	60,089	41,136	86,524	79,021
Loss from operations	(28,930)	(12,499)	(49,647)	(29,118)	(65,327)	(66,004)
Other expense, net:
Interest expense	(1,572)	(2,294)	(4,549)	(3,042)	(8,342)	(2,269)
Other expense, net	223	184	(834)	(1,542)	(5,415)	(5,396)
Total other expense, net	(1,349)	(2,110)	(5,383)	(4,584)	(13,757)	(7,665)
Loss before provision for income taxes	(30,279)	(14,609)	(55,030)	(33,702)	(79,084)	(73,669)
Provision for income taxes	389	43	741	210	456	738
Net loss	(30,668)	(14,652)	(55,771)	(33,912)	(79,540)	(74,407)
Deemed dividend related to the exchange of redeemable convertible preferred stock series D-3A for redeemable convertible preferred stock series D-3						(3,182)
Net loss attributable to common stockholders					(79,540)	(77,589)
Other comprehensive gain:
Unrealized holding gain on available-for-sale securities, net of tax		1		1	1	5
Comprehensive loss	$ (30,668)	$ (14,651)	$ (55,771)	$ (33,911)	$ (79,539)	$ (74,402)
Net loss per share:
Basic and diluted (in Dollars per share)	$ (0.19)	$ (0.22)	$ (0.48)	$ (0.51)	$ (6.57)	$ (6.59)
Weighted-average common shares outstanding:
Basic and diluted (in Shares)	162,004,172	67,357,878	116,059,520	66,666,508	12,104,523	11,780,078